Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Company’s consolidated balance sheets that sum to the total of the same such amounts shown in the Company’s Consolidated Statements of Cash Flows:

	December 31,
	2020	2019	2018
(in thousands)
Cash and cash equivalents	$204,301	$184,224	$141,590
Restricted cash	15,665	14,801	2,929

Total cash, cash equivalents and restricted cash	$219,966	$199,025	$144,519

Schedule of Estimated Useful Lives

The following table provides the range of estimated useful lives used for each asset type:

Leasehold improvements	3—10 years
Furniture and fixtures	3—7 years
Computer hardware and other equipment	3—5 years
Software	3—5 years

Schedule of Disaggregated Revenues

Disaggregated revenues were as follows:

	Year Ended December 31,
	2020	2019	2018
(in thousands)
Sales brand-centric services	$1,204,240	$1,209,480	$1,177,989
Sales retail-centric services	856,353	745,225	679,015

Total sales revenues	2,060,593	1,954,705	1,857,004
Marketing brand-centric services	429,200	474,928	424,373
Marketing retail-centric services	665,878	1,355,430	1,426,251

Total marketing revenues	1,095,078	1,830,358	1,850,624

Total revenues	$3,155,671	$3,785,063	$3,707,628

Schedule of Reconciliation of Basic and Diluted Net Loss Per Common Share

The following is a reconciliation of basic and diluted net loss per common share:

	Year Ended December 31,
(in thousands, except share and earnings per share data)	2020	2019	2018
Basic and diluted:
Net loss attributable to stockholders of Advantage Solutions Inc.	$(162,443)	$(21,172)	$(1,157,332)
Weighted-average number of common shares	223,227,833	203,750,000	203,750,000

Basic and diluted net loss per common share	$(0.73)	$(0.10)	$(5.68)